United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2299
                                   ---------------

                           CIGNA Investment Securities
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

  c/o CIGNA Investment Advisors, Inc., 280 Trumbull Street, Hartford, CT 06103
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

Mark Butler, 2223 Washington Street, 3 Newton Executive Park,
Suite 200 Newton, MA  02462
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 860.757.7276
                                                    ---------------------

Date of fiscal year end: 12/31
                         -------------

Date of reporting period: 1/1/2005 - 3/31/2005
                          -------------------------

Item 1. Schedule of Investments.

--------------------------------------------------------------------------------
CIGNA Investment Securities Investments in Securities
March 31, 2005 (Unaudited)
                                                     PRINCIPAL  VALUE
                                                       (000)    (000)
--------------------------------------------------------------------------------
LONG-TERM BONDS - 89.1%
BASIC MATERIALS - 0.4%
International Paper Co., 5.50%, 2014                  $ 170    $ 173
Stora Enso Oyj, 7.38%, 2011                             100      113
Weyerhaeuser Co., 6.75%, 2012                            70       77
                                                             -------
                                                                 363
                                                             -------

COMMUNICATIONS & MEDIA - 7.9%
AOL Time Warner, 6.75%, 2011                             80       86
British Sky Broadcasting PLC, 8.20%, 2009               220      248
British Telecommunications PLC,
     8.88% (coupon change based on rating), 2030         50       67
Comcast Corp., 5.85%, 2010                               90       93
Deutsche Telekom International Finance BV,
     8.50% (coupon change based on rating), 2010        155      178
     8.75% (coupon change based on rating), 2030        205      268
France Telecom SA,
     7.45%, (coupon change based on rating), 2006        60       62
     8.00%, (coupon change based on rating), 2011       600      687
     8.75%, (coupon change based on rating), 2031        75       99
Intelsat Ltd., 6.50%, 2013                              245      197
Kyivstar GSM, 10.38%, 2009
     (144A security acquired  Nov. 2002 & Jan. 2003
     for $208) (b)                                      198      218
Koninklijke KPN, NV, 8.00%, 2010                        355      405
News America Holdings, Inc.,
     7.75%, 2045                                        110      129
     7.90%, 2095                                        120      141
     8.25%, 2096                                         45       54
News America, Inc., 6.75%, 2038                          30       33
Qwest Services Corp., 14.00%, 2010
     (144A security acquired March 2004 for $47) (b)     40       46
SBC Communications, Inc., 6.45%, 2034                    50       52
Shaw Communications, Inc.,
     8.25%, 2010                                        145      159
     7.20%, 2011                                         65       69
Sprint Capital Corp.,
     6.13%, 2008                                         70       73
     8.38%, 2012                                         55       64
     6.88%, 2028                                        210      225
     8.75%, 2032                                        135      175
Tele Communications, Inc.,
     9.80%, 2012                                        260      326
     7.88%, 2013                                        315      367
Telecom Italia Capital SA,
     5.25%, 2013                                        285      282
     6.38%, 2033                                        100      102
     6.00%, 2034
     (144A security acquired Sep. 2004 for $159) (b)    160      155
TELUS  Corp.,
     7.50%, 2007                                        240      255
     8.00%, 2011                                        405      469

                                                     PRINCIPAL  VALUE
                                                       (000)    (000)
--------------------------------------------------------------------------------
COMMUNICATIONS & MEDIA continued
Time Warner, Inc.,
    9.13%, 2013                                       $ 605    $ 748
    8.05%, 2016                                          70       82
TPSA Finance BV, 7.75%, 2008
  (144A security acquired July & Aug. 2003
     for $126) (b)                                      110      121
Univision Communications, Inc., 7.85%, 2011             110      125
Verizon Florida, Inc., 6.13%, 2013                      100      104
                                                              ------
                                                               6,964
                                                              ------

CONSUMER & RETAIL - 2.3%
Campbell Soup Co., 5.88%, 2008                          110      115
Heinz (H.J.) Co., 6.38%, 2028                            10       11
Heinz (H.J.) Finance Co., 6.75%, 2032                    90      104
Kellogg Co., 6.60%, 2011                                435      474
Kraft Foods, Inc.,
    5.25%, 2007                                          80       81
    5.63%, 2011                                         500      519
Kroger Co., 7.50%, 2031                                  35       40
May Department Stores Co.,
    4.80%, 2009                                          50       50
    5.75%, 2014                                         105      105
Miller Brewing Co., 5.50%, 2013
    (144A security acquired Aug. 2003 for $144) (b)     145      147
Safeway, Inc., 7.25%, 2031                               30       33
Tyson Foods, Inc., 8.25%, 2011                           75       87
VFB LLC, 10.25%, 2009 (a)                             2,129      138
Yum! Brands, Inc., 8.88%, 2011                          135      162
                                                               -----
                                                       2.35%   2,066
                                                               -----

DIVERSIFIED - 0.6%
General Electric Co., 5.00%, 2013                       380      379
ITT Industries, Inc., 7.40%, 2025                       125      146
                                                               -----
                                                                 525
                                                               -----

FINANCIAL - 9.6%
BankBoston Corp., 8.25%, 2026                            75       83
Boeing Capital Corp., 6.10%, 2011                        85       90
CIT Group, Inc.,
    5.75%, 2007                                         110      113
    6.88%, 2009                                          55       59
Citigroup, Inc.,
    6.38%, 2008                                       1,010    1,075
    5.00%, 2014                                         230      226
Countrywide Home Loans., 5.50%, 2007                     60       61
Credit Suisse First Boston Mortgage Securities Corp.,
    4.63%, 2008                                          95       95
    5.50%, 2013                                          35       36


--------------------------------------------------------------------------------
CIGNA Investment Securities Investments in Securities
March 31, 2005 (Unaudited) (Continued)
                                                     PRINCIPAL  VALUE
                                                       (000)    (000)
--------------------------------------------------------------------------------
FINANCIAL continued
Dresdner Funding Trust I, 8.15%, 2031
     (144A security acquired June & Sep. 2003
     for $226) (b)                                    $ 205    $ 251
Ford Motor Credit Co.,
     7.38%, 2009                                        310      311
     7.88%, 2010                                        270      275
     7.38%, 2011                                        125      124
General Electric Capital Corp., 4.75%, 2014              90       88
General Motors Acceptance Corp.,
     6.88%, 2011                                        530      480
     7.25%, 2011                                         70       65
     7.00%, 2012                                         55       50
Glencore Funding LLC, 6.00%, 2014
     (144A security acquired May 2004 for $68) (b)       75       71
Golden West Financial Corp., 4.13%, 2007                160      160
Goldman Sachs Group, Inc., 6.88%, 2011                  300      327
GS Mortgage Securities Corp. II, 5.40%, 2038            640      654
Household Finance Corp.,
      8.00%, 2010                                       385      440
      6.38%, 2012                                       165      178
HVB Funding Trust I, 8.74%, 2031
     (144A security acquired May, June 2003  &
      Feb. 2004 for $191) (b)                           185      237
International Lease Finance Corp., 6.38%, 2009          165      175
Korea Development Bank, 4.25%, 2007                      70       69
Lehman Brothers Holdings, Inc., 6.63%, 2012             180      197
Manufacturers & Traders Trust, 8.00%, 2010              105      121
Midland Funding II, 13.25%, 2006                        105      113
Mizuho Financial Group Cayman Ltd., 5.79%, 2014
     (144A security acquired Feb. 2004 for $165) (b)    165      167
Morgan (J.P.) Co., 6.00%, 2009                          150      157
Morgan Stanley Group, Inc., 6.75%, 2011                 215      234
National Rural Utilities Cooperative Finance Corp.,
     5.75%, 2009                                         90       94
NB Capital Trust IV, 8.25%, 2027                        125      138
Old Kent Bank,
     Step Coupon (7.75% to 8/15/05), 2010               270      274
Residential Asset Mortgage Products, Inc.,
     Interest Only, 5.75%, 2005 (c)                     440        -
     4.45%, 2028                                        350      350
Santander Financial Issuances,
     6.80%, 2005                                         75       76
     6.38%, 2011                                        145      156
Sanwa Finance Aruba AEC, 8.35%, 2009                    175      198
Union Planters Corp., 6.75%, 2005                       220      223
U.S. West Capital Funding, Inc., 6.50%, 2018             25       20
Wells Fargo & Co., 4.95%, 2013                          120      119
                                                              ------
                                                               8,430
                                                              ------
--------------------------------------------------------------------------------

                                                     PRINCIPAL  VALUE
                                                       (000)    (000)
 -------------------------------------------------------------------------------
 FOREIGN GOVERNMENT - 2.5%
 Argentina (Republic of),
     11.38%, 2010 (d)                                  $ 95     $ 28
     11.38%, 2017 (d)                                   240       72
 Brazil (Federal Republic of),
     9.25%, 2010                                         75       79
     11.00%, 2012                                        70       79
     10.50%, 2014                                       180      198
     8.88%, 2024                                         75       71
 Export-Import Bank of Korea,
     4.25%, 2007                                         20       20
     4.13%, 2009
     (144A security acquired Feb. 2004 for $134) (b)    135      131
 Quebec (Province of Canada),
     5.50%, 2006                                        475      484
     7.50%, 2023                                        180      227
 Russian Federation, 12.75%, 2028
     (144A security acquired Aug. 2004 for $408) (b)    275      449
 United Mexican States, 8.30%, 2031                     295      338
                                                             -------
                                                               2,176
                                                             -------

 HEALTH CARE - 0.2% HCA, Inc.,
     5.25%, 2008                                         90       90
     7.50%, 2033                                         50       51
                                                             -------
                                                                 141
                                                             -------

 INDUSTRIAL - 1.0%
 Ametek, Inc., 7.20%, 2008                              205      219
 BAE Systems Holdings, 6.40%, 2011
     (144A security acquired Dec. 2001 & Nov. 2002
     for $439) (b)                                      435      473
 Lockheed Martin Corp., 8.50%, 2029                       5        7
 Systems 2001 Asset Trust LLC, 7.16%, 2011 (144A
     security acquired June 2001 for $176) (b)          176      188
                                                             -------
                                                                 887
                                                             -------

 INSURANCE - 1.3%
 American Re Corp., 7.45%, 2026                         300      336
 AXA SA, 8.60%, 2030                                    115      151
 Monumental Global Funding II, 3.85%, 2008
     (144A security acquired Feb. 2003 for $210) (b)    210      208
 Travelers Property Casualty Corp., 5.00%, 2013         110      108
 Zurich Capital Trust I, 8.38%, 2037
     (144A security acquired Jan., June, Aug.
     & Oct. 2003 for $300) (b)                          310      338
                                                             -------
                                                               1,141
                                                             =======

 OIL & GAS - 1.3%

 Amerada Hess Corp., 7.30%, 2031                        110      124
 ConocoPhilips, 8.75%, 2010                             410      485
 Devon Financing Corp. ULC, 6.88%, 2011                 110      121
 Duke Capital Corp., 4.30%, 2006                         90       90

--------------------------------------------------------------------------------
CIGNA Investment Securities Investments in Securities
March 31, 2005 (Unaudited) (Continued)


                                                     PRINCIPAL  VALUE
                                                       (000)    (000)
--------------------------------------------------------------------------------
OIL & GAS continued
Duke Energy Field Services LLC,
     5.75%, 2006                                       $ 40    $  41
     6.88%, 2011                                         30       33
EnCana Corp. 6.50%, 2034                                 50       55
Morgan Stanley Bank AG for Gazprom OAO,
     9.63%, 2013, (144A security acquired Sep. 2004
     for $110) (b)                                      100      114
Pemex Project Funding Master Trust, 9.50%, 2027
     (144A security acquired July 2003 for $54) (b)      45       55
                                                             --------
                                                               1,118
                                                             --------

PHARMACEUTICALS - 0.5%
Lilly (Eli) & Co., 6.77%, 2036                          300      355
Wyeth,
     5.50% (coupon change based on rating), 2013         40       41
     5.50%, 2014                                         95       97
                                                             --------
                                                                 493
                                                             --------
TRANSPORTATION - 1.4%

American Airlines, 7.86%, 2011                          180      184
Burlington Northern Santa Fe, 6.75%, 2029                45       51
Federal Express Corp., 7.60%, 2097                       85      101
Ford Motor Co., 6.38%, 2029                             110       90
Norfolk Southern Corp.,
     7.70%, 2017                                        120      144
     7.90%, 2097                                        170      219
Union Pacific Corp.,
     7.60%, 2005                                        285      286
     6.13%, 2012                                        150      159
                                                             -------
                                                               1,234
                                                             -------

U.S. GOVERNMENT & AGENCIES (e) - 56.6%
Fannie Mae,
     5.75%, 2008                                        580      604
     6.00%, 2008                                      3,900    4,098
     5.50%, 2017                                        747      762
     4.00%, 2018                                        319      306
     6.50%, 2032                                      1,090    1,134
     7.00%, 2032                                        625      659
     5.00%, 2033                                        505      494
     5.50%, 2033                                      2,184    2,191
     6.50%, 2033                                        346      359
     5.00%, 2034                                        640      626
     5.50%, 2034                                        967      969
Freddie Mac,
     6.50%, 2013                                         80       83
     5.50%, 2017                                        459      469
     6.00%, 2017                                        536      554
     6.50%, 2017                                        279      292
     4.50%, 2018                                      2,555    2,506
     5.00%, 2018                                      2,425    2,429
     6.00%, 2032                                        684      701
     7.50%, 2032                                        317      340
     5.00%, 2033                                      3,457    3,392
     5.50%, 2033                                      2,412    2,422
     6.00%, 2033                                        340      348
     6.00%, 2034                                      2,543    2,604
     6.50%, 2034                                        199      206


                                                     PRINCIPAL  VALUE
                                                       (000)    (000)
 -------------------------------------------------------------------------------
 U.S. GOVERNMENT & AGENCIES continued
 Ginnie Mae,
     6.50%, 2031                                       $188     $197
     6.50%, 2032                                        134      140
     5.50%, 2033                                        550      555
     6.00%, 2033                                      2,251    2,311
 U.S. Treasury Bonds,
     8.75%, 2017                                      1,645    2,260
     6.00%, 2026                                      3,328    3,807
     5.38%, 2031                                        460      501
 U.S. Treasury Notes,
     4.63%, 2006                                        405      410
     7.00%, 2006                                      7,370    7,681
     6.00%. 2009                                      2,300    2,472
     3.63%. 2010                                        465      454
     5.00%. 2011                                        320      332
     4.25%. 2013                                         45       44
     4.25%. 2014                                         35       34
     4.75%. 2014                                        145      148
                                                             -------
                                                              49,894
                                                             -------

 UTILITIES - 3.5%
 American Electric Power, Inc., 5.38%, 2010              40       41
 Carolina Power & Light Co., 6.50%, 2012                105      114
 CenterPoint Energy,
     5.70%, 2013                                        100      103
     7.88%, 2013                                        205      238
 Columbus Southern Power Co., 5.50%, 2013                55       56
 Detroit Edison Co.,
     6.13%, 2010                                        210      223
     6.35%, 2032                                          5        5
 Dominion Resources, Inc., 6.25%, 2012                   60       64
 DPL, Inc., 8.25%, 2007                                 155      164
 First Energy Corp.,
     5.50%, 2006                                        415      422
     6.45%, 2011                                        185      195
     7.38%, 2031                                         90      110
 Korea Electric Power Corp., 5.13%, 2034
     (144A security acquired April 2004 for $74) (b)     75       73
 Niagara Mohawk Power Co., 7.63%, 2005                  378      385
 Nisource Finance Corp., 7.88%, 2010                    180      205
 Ohio Power Co., 5.50%, 2013                             25       26
 Oncor Electric Delivery Co., 7.25%, 2033               115      137
 Pacific Gas & Electric Co.,
     3.60%, 2009                                         45       43
     4.20%, 2011                                         60       58
     6.05%, 2034                                         85       87
 Progress Energy, Inc.,
     7.10%, 2011                                         90       99
     7.00%, 2031                                         85       93
 Tenaska Alabama II Partners LP, 6.13%, 2023
     (144A security acquired Oct. 2003 for $138) (b)    138      142
                                                             -------
                                                               3,083
                                                             -------

 TOTAL LONG-TERM BONDS
     (Cost - $78,096)                                         78,515
                                                             -------

--------------------------------------------------------------------------------
CIGNA Investment Securities Investments in Securities
March 31, 2005 (Unaudited) (Continued)

                                                         NUMBER    VALUE
                                                        OF SHARES  (000)
--------------------------------------------------------------------------------
PREFERRED STOCK - 1.5%
COMMUNICATIONS & MEDIA - 0.3%
Centaur Funding Corp., 9.08%
     (144A security acquired Jan., Aug. & Nov. 2001
     for $217) (b)                                          205    $270
                                                                 -------

FINANCIAL - 1.0%
IBJ Preferred Capital Co. LLC,
 Step Coupon (8.79% to 6/30/08)
     (144A security acquired Aug, Oct, & Dec. 2003
     for $415) (b)                                          395     439
Natexis AMBS Co. LLC.,
     Step Coupon (8.44% to 6/30/08) (b)
     (144A security acquired May 2002 for $152) (b)         140     156
RBS Capital Trust III,
     Step Coupon (5.51% to 9/30/14)                         260     264
                                                                --------
                                                                    859
                                                                --------
INDUSTRIAL - 0.2%
RC Trust I, 7.00%, 2006                                   3,400     175
                                                                --------

TOTAL PREFERRED STOCK
     (Cost  - $1,226)                                             1,304
                                                                --------


                                                        PRINCIPAL
                                                         (000)
                                                      --------------
SHORT-TERM OBLIGATIONS - 7.4%

REPURCHASE AGREEMENT - 7.4%
 Repurchase Agreement with State Street Bank entered into on 3/31/05 at 1.75%, maturing
     4/1/05 at $6,503,316 (collateralized by U.S.
     Treasury Note, 4.875%, due  2/15/12
     with face value of $6,395,000 and a value of

     $6,634,813) (Cost - $6,503)                        $ 6,503,000      6,503
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES - 98.0%
     (Total Cost - $85,825) (g)                                         86,322
Cash and Other Assets Less Liabilities - 2.0%                            1,778
                                                                    -----------
NET ASSETS - 100.0%                                                   $ 88,100
                                                                    ===========



NOTES TO INVESTMENTS IN SECURITIES
(a) This is a fair valued security which is in default due to bankruptcy. The principal amount represents beneficial ownership interest for future cash receipts under the bankruptcy filings.
(b) Indicates restricted security; the aggregate value of restricted securities is $4,450,654 (aggregate cost $4,160,698), which is approximately 5.1% of net assets. Valuations have been furnished by brokers trading in the securities or a pricing service for all restricted securities.
(c) Illiquid security.
(d) Defaulted security
(e) Agency obligations are not gauranteed by the U.S. Government.

    Tax Information
(f) At March 31, 2005, the net unrealized depreciation of investments, based on cost for federal income tax purposes of $86,642,695, was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there was an excess of value
    over tax cost                                                 $ 1,318,325
    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value                                                (1,639,260)
                                                                 -------------
    Unrealized depreciation - net                                  $ (320,935)
                                                                 =============
  ----------------------------------------------------------------------------
  Quality Ratings* of Long-Term Bonds (Unaudited)
  March 31, 2005

                                                    Market           % of
                                                     Value         Long-Term
                                                     (000)           Bonds
  ----------------------------------------------------------------------------
  Aaa/AAA                                         $ 51,368           65.4%
  Aa/AA                                              5,523            7.0
  A/A                                                7,521            9.6
  Baa/BBB                                           12,195           15.5
  Ba/BB                                              1,188            1.5
  B/B                                                  481            0.6
  Below B                                              101            0.2
  Not Rated                                            138            0.2
                                               ------------------------------
                                                    78,515          100.0
                                               ===============================
 *The higher of Moody's or Standard & Poor's Ratings.
  ----------------------------------------------------------------------------

Item 2. Controls and Procedures.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) CIGNA Investment Securities
             ---------------------------------


By (Signature and Title)* /s/ Jeffrey S. Winer, Vice President and Secretary
                          --------------------------------------------------

Date May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Jeffrey S. Winer
                          -------------------------------

Date  May 25, 2005
      ----------------

By (Signature and Title)* /s/ Jeffrey S. Winer, Vice President and Secretary
                          ---------------------------------------------------


Date May 25, 2005
     -----------------

* Print the name and title of each signing officer under his or her signature.